Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

Note 15 — SHARE-BASED COMPENSATION

On November 10, 2025, the Company entered into service agreement with three external consultants to grant 94,375, 66,063 and 54,266 Class A ordinary shares in exchange for the financial advisory & capital market consultation service, accounting advisory service and investor relationship service, respectively. The fair value of Class A ordinary shares granted was determined on the grant date at US$4.2384 per share.

For the fiscal year ended December 31, 2025, the Company recognized share-based compensation expense of S$1,185,727 in connection with the grant of total 214,704 Class A ordinary shares under its Form S-8 registration statement to external consultants in exchange for professional services provided in the past. The Company recorded the share-based compensation expenses in selling, general and administration expenses in the consolidated statements of operation and comprehensive loss.

During the six-month period ended June 30, 2026, there were no new share-based payment grants to employees, directors or external consultants.